Capital Structure - Preferred Stock (Details) - $ / shares	Apr. 27, 2017	Jun. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock, par value (usd per share)		$ 0.001	$ 0.001
Securities Purchase Agreement
Class of Stock [Line Items]
Conversion price (usd per share)	$ 0.35
Securities Purchase Agreement | Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Common stock issued (in shares)	4,179
Preferred stock, par value (usd per share)	$ 1,000
Securities Purchase Agreement | Common Stock
Class of Stock [Line Items]
Common stock issued (in shares)	2,345,714
Conversion of preferred stock, shares issued	11,940,000